UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-0482

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	October 31

Date of reporting period:	7/31/2013

Item 1.    Schedules of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.7%)

Consumer Discretionary (13.5%):
Comcast Corp., Class A	470,440	$21,207
DIRECTV (a)	447,600	28,321
General Motors Co. (a)	1,441,190	51,695
News Corp. (a)	511,600	8,150
PetSmart, Inc.	449,400	32,905
Priceline.com, Inc. (a)	19,440	17,023
PVH Corp.	179,600	23,669
Starbucks Corp.	235,600	16,784
Viacom, Inc., Class B	222,330	16,179
		215,933
Consumer Staples (5.6%):
Anheuser-Busch InBev NV, Sponsored ADR	326,600	31,259
The Procter & Gamble Co.	725,000	58,217
		89,476
Energy (8.6%):
Anadarko Petroleum Corp.	339,879	30,086
BP PLC, ADR	909,200	37,678
Chesapeake Energy Corp.	1,517,100	35,348
Occidental Petroleum Corp.	380,709	33,902
		137,014
Financials (17.0%):
Bank of New York Mellon Corp.	1,195,700	37,605
Capital One Financial Corp.	692,900	47,824
Citigroup, Inc.	879,650	45,865
JPMorgan Chase & Co.	713,530	39,765
MetLife, Inc.	691,480	33,481
PNC Financial Services Group, Inc.	363,500	27,644
Wells Fargo & Co.	901,300	39,207
		271,391
Health Care (13.9%):
Baxter International, Inc.	473,950	34,617
Express Scripts Holding Co. (a)	278,120	18,231
Johnson & Johnson	403,570	37,734
Merck & Co., Inc.	991,700	47,770
Pfizer, Inc.	1,518,860	44,396
Roche Holdings Ltd., ADR	640,300	39,257
		222,005
Industrials (16.4%):
Boeing Co.	271,260	28,509
Danaher Corp.	378,842	25,511
Eaton Corp. PLC	313,600	21,623
General Dynamics Corp.	502,460	42,880
Koninklijke Philips NVR, NYS	1,437,400	45,696
Siemens AG, ADR	328,500	36,286
TE Connectivity Ltd.	580,770	29,642
United Parcel Service, Inc., Class B	366,148	31,782
		261,929
Information Technology (18.1%):
Agilent Technologies, Inc.	623,520	27,890
Altera Corp.	688,000	24,465
Apple, Inc.	145,300	65,748

Security Description	Shares	Value
Applied Materials, Inc.	2,399,200	$39,131
Broadcom Corp., Class A	914,500	25,213
Citrix Systems, Inc. (a)	490,500	35,326
EMC Corp.	1,799,200	47,049
Google, Inc., Class A (a)	27,110	24,063
		288,885
Materials (5.6%):
Air Products & Chemicals, Inc.	563,200	61,186
The Dow Chemical Co.	797,980	27,961
		89,147
Total Common Stocks (Cost $1,375,372)		1,575,780

Investment Companies (1.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	27,236,000	27,236
Total Investment Companies (Cost $27,236)		27,236

Total Investments (Cost $1,402,608) — 100.4%		1,603,016
Liabilities in excess of other assets — (0.4)%		(6,947)
NET ASSETS - 100.00%		$1,596,069

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/13.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

The Victory Portfolios	Schedule of Portfolio Investments
Dividend Growth Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (96.1%)

Consumer Discretionary (14.1%):
CBS Corp., Class B	1,910	$101
Comcast Corp., Class A	2,480	112
McGraw-Hill Cos., Inc.	1,840	113
Starbucks Corp.	1,070	76
The Home Depot, Inc.	1,350	106
The Walt Disney Co.	1,450	94
TJX Cos., Inc.	1,490	78
Twenty-First Century Fox, Inc., Class B	2,590	78
		758
Consumer Staples (10.0%):
Anheuser-Busch InBev NV, Sponsored ADR	1,170	112
Kraft Foods Group, Inc.	1,370	78
Mondelez International, Inc.	2,350	73
PepsiCo, Inc.	740	62
Philip Morris International, Inc.	1,160	103
Walgreen Co.	2,170	109
		537
Energy (10.8%):
BP PLC, ADR	2,350	97
Chevron Corp.	560	70
Halliburton Co.	2,630	119
Marathon Oil Corp.	2,180	79
Occidental Petroleum Corp.	1,080	97
Seadrill Ltd.	2,790	119
		581
Financials (18.1%):
American Tower Corp.	1,070	76
BlackRock, Inc.	490	138
Capital One Financial Corp.	2,020	139
Citigroup, Inc.	1,950	102
JPMorgan Chase & Co.	2,200	122
MetLife, Inc.	2,240	108
The Charles Schwab Corp.	3,120	69
U.S. Bancorp	2,140	80
Wells Fargo & Co.	3,130	136
		970
Health Care (13.0%):
Baxter International, Inc.	950	69
Covidien PLC	1,120	69
Johnson & Johnson	1,180	110
Merck & Co., Inc.	1,820	88
Pfizer, Inc.	4,170	122
Sanofi, ADR	900	46
Thermo Fisher Scientific, Inc.	1,180	108
Zimmer Holdings, Inc.	960	81
		693
Industrials (11.0%):
Boeing Co.	1,050	111
Eaton Corp. PLC	1,150	79
Honeywell International, Inc.	630	52
Koninklijke Philips NVR, NYS	3,900	124
Norfolk Southern Corp.	980	72

Security Description	Shares	Value
Tyco International Ltd.	2,250	$78
United Parcel Service, Inc., Class B	850	74
		590
Information Technology (14.0%):
Accenture PLC, Class A, ADR	920	68
Apple, Inc.	410	186
Cisco Systems, Inc.	3,720	95
Google, Inc., Class A (a)	100	89
Microsoft Corp.	2,900	92
QUALCOMM, Inc.	2,080	134
Visa, Inc., Class A	450	80
		744
Materials (5.1%):
Cabot Corp.	1,270	52
Ecolab, Inc.	1,010	94
Monsanto Co.	460	45
PPG Industries, Inc.	530	85
		276
Total Common Stocks (Cost $4,441)		5,149

Investment Companies (2.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	125,000	125
Total Investment Companies (Cost $125)		125

Total Investments (Cost $4,566) — 98.4%		5,274
Other assets in excess of liabilities — 1.6%		87
NET ASSETS - 100.00%		$5,361

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/13.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (91.6%)

Consumer Discretionary (15.7%):
Aaron’s, Inc.	828,400	$23,742
Autoliv, Inc.	272,900	22,315
Chico’s FAS, Inc.	1,399,200	23,968
Harley-Davidson, Inc.	485,213	27,546
Hasbro, Inc.	390,700	17,972
International Game Technology	1,243,200	22,962
Johnson Controls, Inc.	881,400	35,441
Marriott International, Inc., Class A	568,200	23,620
Mohawk Industries, Inc. (a)	151,600	18,039
Nordstrom, Inc.	451,600	27,656
Omnicom Group, Inc.	359,200	23,086
Penske Automotive Group, Inc.	476,999	17,735
		284,082
Consumer Staples (1.6%):
Tyson Foods, Inc., Class A	1,028,800	28,415
		28,415
Energy (4.4%):
Cimarex Energy Co.	427,900	32,704
Devon Energy Corp.	404,300	22,241
Helmerich & Payne, Inc.	384,800	24,319
		79,264
Financials (20.4%):
Affiliated Managers Group, Inc. (a)	108,900	19,640
Alexandria Real Estate Equities, Inc.	380,600	26,072
Alleghany Corp. (a)	66,800	26,979
Aon PLC	329,700	22,255
Arch Capital Group Ltd. (a)	307,700	16,662
City National Corp.	185,500	12,898
Cullen/Frost Bankers, Inc.	410,800	29,594
Fifth Third Bancorp	1,367,500	26,297
Markel Corp. (a)	54,200	28,726
Marsh & McLennan Cos., Inc.	645,200	27,015
Regency Centers Corp.	350,700	18,492
Reinsurance Group of America, Inc.	309,700	21,087
SunTrust Banks, Inc.	569,900	19,827
The Chubb Corp.	198,600	17,179
W.R. Berkley Corp.	596,200	25,261
Willis Group Holdings PLC	666,000	28,505
		366,489
Health Care (5.3%):
Becton Dickinson & Co.	300,900	31,209
CareFusion Corp. (a)	686,800	26,490
Patterson Cos., Inc.	926,100	37,868
		95,567
Industrials (17.1%):
Avery Dennison Corp.	595,900	26,655
Cintas Corp.	551,800	26,216
Dover Corp.	291,800	24,990
Hubbell, Inc., Class B	156,400	16,790
Ingersoll-Rand PLC	282,600	17,253
Kennametal, Inc.	599,200	25,969
Parker Hannifin Corp.	219,600	22,680

Security Description	Shares	Value
Republic Services, Inc.	516,700	$17,521
Robert Half International, Inc.	746,600	27,803
Rockwell Automation, Inc.	263,500	25,520
Southwest Airlines Co.	1,795,100	24,826
TE Connectivity Ltd.	695,500	35,498
Xylem, Inc.	723,100	18,027
		309,748
Information Technology (12.5%):
Analog Devices, Inc.	493,600	24,364
Avnet, Inc. (a)	626,172	23,588
Broadcom Corp., Class A	632,400	17,435
Broadridge Financial Solutions, Inc.	1,003,300	29,036
Fidelity National Information Services, Inc.	613,100	26,461
Juniper Networks, Inc. (a)	1,338,200	28,999
Lam Research Corp. (a)	591,800	29,128
Skyworks Solutions, Inc. (a)	984,500	23,648
Synopsys, Inc. (a)	644,000	23,854
		226,513
Materials (8.3%):
Bemis Co., Inc.	433,900	17,872
Compass Minerals International, Inc.	99,000	7,484
Crown Holdings, Inc. (a)	716,100	31,387
International Flavors & Fragrances, Inc.	222,300	17,935
Packaging Corp. of America	349,800	18,816
Reliance Steel & Aluminum Co.	414,300	29,084
RPM International, Inc.	794,100	27,984
		150,562
Utilities (6.3%):
Alliant Energy Corp.	448,300	23,746
Atmos Energy Corp.	620,100	27,433
Energen Corp.	412,300	24,693
Sempra Energy	182,000	15,949
Xcel Energy, Inc.	729,500	21,849
		113,670
Total Common Stocks (Cost $1,294,999)		1,654,310

Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index Fund	433,500	26,348
Total Exchange-Traded Funds (Cost $18,858)		26,348

Investment Companies (6.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	121,823,000	121,823
Total Investment Companies (Cost $121,823)		121,823

Total Investments (Cost $1,435,680) — 99.8%		1,802,481
Other assets in excess of liabilities — 0.2%		4,255
NET ASSETS - 100.00%		$1,806,736

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/13.

PLC—Public Liability Co.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.0%)

Consumer Discretionary (17.9%):
American Eagle Outfitters	108,800	$2,137
BorgWarner, Inc. (a)	33,600	3,206
Cinemark Holdings, Inc.	60,200	1,753
Coca-Cola Enterprises, Inc.	40,800	1,532
Dick’s Sporting Goods, Inc.	34,900	1,794
Dunkin’ Brands Group, Inc.	43,900	1,896
Hanesbrands, Inc.	63,800	4,049
Jarden Corp. (a)	62,300	2,833
L Brands, Inc.	14,400	803
Liberty Media Corp. - Series A (a)	30,250	4,348
LKQ Corp. (a)	111,000	2,894
Macy’s, Inc.	61,100	2,954
Mohawk Industries, Inc. (a)	31,700	3,772
Nordstrom, Inc.	29,200	1,788
PVH Corp.	29,350	3,868
Royal Caribbean Cruises Ltd.	82,950	3,160
		42,787
Consumer Staples (4.4%):
Church & Dwight Co., Inc.	55,000	3,504
J.M. Smucker Co.	29,250	3,291
The Kroger Co.	98,050	3,850
		10,645
Energy (6.8%):
Cameron International Corp. (a)	49,100	2,911
Chesapeake Energy Corp.	78,850	1,837
Cimarex Energy Co.	32,050	2,450
Concho Resources, Inc. (a)	16,800	1,507
Continental Resources, Inc. (a)	21,250	1,961
Marathon Petroleum Corp.	34,500	2,530
Noble Corp.	52,400	2,002
Oceaneering International, Inc.	15,500	1,257
		16,455
Financials (16.8%):
Affiliated Managers Group, Inc. (a)	21,500	3,878
Alexandria Real Estate Equities, Inc.	36,350	2,490
Allied World Assurance Co. Holdings AG	28,100	2,659
Arch Capital Group Ltd. (a)	44,700	2,421
Brown & Brown, Inc.	77,500	2,557
Camden Property Trust	28,600	2,017
Discover Financial Services	87,050	4,310
Essex Property Trust, Inc.	13,250	2,137
Fifth Third Bancorp	138,900	2,671
IntercontinentalExchange, Inc. (a)	20,100	3,667
Lincoln National Corp.	56,400	2,350
M&T Bank Corp.	39,200	4,581
SL Green Realty Corp.	33,100	3,001
W.R. Berkley Corp.	36,800	1,559
		40,298
Health Care (9.0%):
AmerisourceBergen Corp.	65,900	3,840
Cerner Corp. (a)	48,800	2,391
CIGNA Corp.	59,850	4,657
Hologic, Inc. (a)	109,350	2,483
IDEXX Laboratories, Inc. (a)	6,500	637

Security Description	Shares	Value

Perrigo Co.	30,650	$3,813
ResMed, Inc.	41,350	1,970
Teleflex, Inc.	22,800	1,811
		21,602
Industrials (16.4%):
AMETEK, Inc.	82,250	3,807
C.H. Robinson Worldwide, Inc.	30,050	1,792
Corrections Corp. of America	90,450	2,989
Eaton Corp. PLC	65,500	4,515
Graco, Inc.	18,050	1,260
J.B. Hunt Transport Services, Inc.	43,400	3,252
Lear Corp.	54,100	3,748
Lincoln Electric Holdings, Inc.	27,850	1,644
MasTec, Inc. (a)	36,700	1,211
MSC Industrial Direct Co., Inc.	21,600	1,749
Quanta Services, Inc. (a)	151,300	4,055
TE Connectivity Ltd.	76,900	3,925
Terex Corp. (a)	83,200	2,453
Wabtec Corp.	52,700	3,060
		39,460
Information Technology (13.2%):
Agilent Technologies, Inc.	80,300	3,592
Altera Corp.	41,300	1,469
Analog Devices, Inc.	54,400	2,685
Arrow Electronics, Inc. (a)	42,400	1,936
Cadence Design Systems, Inc. (a)	244,400	3,563
Citrix Systems, Inc. (a)	54,900	3,954
Fiserv, Inc. (a)	13,200	1,270
FLIR Systems, Inc.	84,300	2,737
LSI Logic Corp.	240,150	1,868
Semtech Corp. (a)	53,200	1,609
Symantec Corp.	99,450	2,653
Teradata Corp. (a)	43,250	2,558
Vantiv, Inc. (a)	69,500	1,813
		31,707
Materials (7.9%):
Air Products & Chemicals, Inc.	34,700	3,771
Carpenter Technology Corp.	25,300	1,323
Crown Holdings, Inc. (a)	77,350	3,390
FMC Corp.	19,700	1,303
Nucor Corp.	65,500	3,064
Rock-Tenn Co.	36,600	4,185
W.R. Grace & Co. (a)	26,900	2,066
		19,102
Telecommunication Services (1.4%):
Crown Castle International Corp. (a)	49,500	3,477
		3,477
Utilities (4.2%):
American Water Works Co., Inc.	87,900	3,752
UGI Corp.	62,400	2,620
Wisconsin Energy Corp.	88,600	3,852
		10,224
Total Common Stocks (Cost $210,592)		235,757

Security Description	Shares	Value

Exchange-Traded Funds (0.8%)
SPDR S&P Biotech ETF	16,250	$1,992
Total Exchange-Traded Funds (Cost $1,772)		1,992

Investment Companies (2.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	4,931,000	4,931
Total Investment Companies (Cost $4,931)		4,931

Total Investments (Cost $217,295) — 100.8%		242,680
Liabilities in excess of other assets — (0.8)%		(1,985)
NET ASSETS - 100.00%		$240,695

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/13.

PLC—Public Liability Co.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (94.1%)

Consumer Discretionary (16.0%):
ANN, Inc. (a)	639,500	$21,672
Brunswick Corp.	491,400	18,550
Dana Holding Corp.	978,900	21,389
Drew Industries, Inc.	343,500	14,025
Group 1 Automotive, Inc.	169,100	12,309
Harman International Industries, Inc.	259,600	15,714
Helen of Troy Ltd. (a)	382,200	16,236
La-Z-Boy, Inc.	910,780	18,880
Modine Manufacturing Co. (a)	353,709	3,891
Oxford Industries, Inc.	139,943	9,470
Primoris Services Corp.	699,405	14,548
Rent-A-Center, Inc.	344,100	13,761
Rush Enterprises, Inc., Class A (a)	945,500	23,562
Shoe Carnival, Inc.	502,201	13,414
Steiner Leisure Ltd. (a)	364,800	21,137
The Cheesecake Factory, Inc.	427,800	18,156
The Men’s Wearhouse, Inc.	640,900	25,590
		282,304
Consumer Staples (2.8%):
Harris Teeter Supermarkets, Inc.	286,900	14,110
Lancaster Colony Corp.	164,000	13,617
Snyders-Lance, Inc.	456,700	14,454
The Andersons, Inc.	130,950	7,768
		49,949
Energy (4.9%):
C&J Energy Services, Inc. (a)	550,400	10,650
Cloud Peak Energy, Inc. (a)	736,000	11,798
Helix Energy Solutions Group, Inc. (a)	578,800	14,684
Rosetta Resources, Inc. (a)	405,000	18,472
Superior Energy Services, Inc. (a)	444,400	11,386
Unit Corp. (a)	424,500	19,137
		86,127
Financials (20.5%):
American Financial Group, Inc.	417,400	21,575
AMERISAFE, Inc.	237,525	8,487
Associated Banc-Corp.	1,329,000	22,513
Brown & Brown, Inc.	417,900	13,787
Columbia Banking System, Inc.	827,000	20,658
Endurance Specialty Holdings Ltd.	284,600	14,978
Hanover Insurance Group, Inc.	364,800	19,637
Highwoods Properties, Inc.	354,600	12,865
Home BancShares, Inc.	285,400	7,797
IBERIABANK Corp.	297,550	17,496
Independent Bank Corp.	501,200	18,665
Infinity Property & Casualty Corp.	228,400	14,848
LaSalle Hotel Properties	854,300	23,015
Old National Bancorp	1,415,400	20,396
PacWest Bancorp	748,500	26,512
Primerica, Inc.	183,717	7,540
Prosperity Bancshares, Inc.	375,500	22,162
PS Business Parks, Inc.	196,600	14,405
RLI Corp.	159,100	13,132
Selective Insurance Group, Inc.	660,775	16,156

Security Description	Shares	Value

StanCorp Financial Group, Inc.	515,400	$27,363
		363,987
Health Care (6.5%):
Alere, Inc. (a)	732,600	24,468
Analogic Corp.	75,200	5,369
Charles River Laboratories International, Inc. (a)	424,100	19,314
CONMED Corp.	601,200	19,719
ICU Medical, Inc. (a)	113,600	8,144
Owens & Minor, Inc.	555,500	19,976
STERIS Corp.	400,428	18,027
		115,017
Industrials (19.2%):
ABM Industries, Inc.	600,700	15,559
Astec Industries, Inc.	495,000	17,325
Barnes Group, Inc.	538,300	17,764
Carlisle Cos., Inc.	269,784	18,275
Celadon Group, Inc.	216,496	4,354
Commercial Vehicle Group, Inc. (a)	638,800	4,625
EMCOR Group, Inc.	693,500	28,628
Encore Wire Corp.	306,400	12,780
Esterline Technologies Corp. (a)	302,900	24,668
Forward Air Corp.	355,500	13,001
GATX Corp.	361,600	16,337
Granite Construction, Inc.	751,800	22,742
John Bean Technologies Corp.	387,700	9,192
Kennametal, Inc.	542,300	23,503
Korn/Ferry International (a)	585,200	11,429
Lincoln Electric Holdings, Inc.	15,400	909
LMI Aerospace, Inc. (a)	425,000	7,858
McGrath RentCorp	316,100	10,823
Mueller Industries, Inc.	192,200	10,550
Titan Machinery, Inc. (a)	577,900	11,032
TriMas Corp. (a)	559,463	20,717
Viad Corp.	287,625	6,917
Werner Enterprises, Inc.	700,000	16,842
Woodward, Inc.	321,500	13,156
		338,986
Information Technology (13.1%):
Anixter International, Inc. (a)	358,500	29,770
Benchmark Electronics, Inc. (a)	534,600	11,825
Diebold, Inc.	561,800	18,348
Fairchild Semiconductor International, Inc. (a)	1,201,771	15,166
Littelfuse, Inc.	131,600	10,527
Ma-Com Technology Solutions Holdings, Inc. (a)	27,300	438
Measurement Specialties, Inc. (a)	58,800	2,927
Microsemi Corp. (a)	1,036,500	25,560
MKS Instruments, Inc.	783,351	21,244
MTS Systems Corp.	164,989	10,403
PTC, Inc. (a)	911,000	24,670
Rudolph Technologies, Inc. (a)	860,933	10,633
ScanSource, Inc. (a)	297,700	10,601
Tech Data Corp. (a)	253,500	13,015
West Pharmaceutical Services, Inc.	113,450	8,368
Zebra Technologies, Class A (a)	367,500	16,967
		230,462
Materials (7.7%):
A. Schulman, Inc.	201,700	5,406
Boise, Inc.	1,287,600	11,717

Security Description	Shares	Value

Cabot Corp.	549,300	$22,532
H.B. Fuller Co.	351,600	14,117
Innophos Holdings, Inc.	296,900	14,797
Olin Corp.	915,164	22,330
Sensient Technologies Corp.	513,500	22,600
Silgan Holdings, Inc.	450,192	21,717
		135,216
Utilities (3.4%):
ALLETE, Inc.	308,300	16,531
El Paso Electric Co.	438,000	16,543
NorthWestern Corp.	314,200	13,259
South Jersey Industries, Inc.	216,000	13,198
		59,531
Total Common Stocks (Cost $1,306,997)		1,661,579

Exchange-Traded Funds (1.0%)
iShares Russell 2000 Value Index Fund	187,100	17,022
Total Exchange-Traded Funds (Cost $13,466)		17,022

Investment Companies (5.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	93,441,000	93,441
Total Investment Companies (Cost $93,441)		93,441

Total Investments (Cost $1,413,904) — 100.4%		1,772,042
Liabilities in excess of other assets — (0.4)%		(7,460)
NET ASSETS - 100.00%		$1,764,582

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/13.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (96.9%)

Communications Equipment (3.4%):
QUALCOMM, Inc.	92,675	$5,982

Computers & Peripherals (5.1%):
Apple, Inc.	19,750	8,937

Consumer Discretionary (24.2%):
Amazon.com, Inc. (a)	24,000	7,229
Canadian Pacific Railway Ltd.	39,350	4,835
Chipotle Mexican Grill, Inc. (a)	8,825	3,638
Michael Kors Holdings Ltd. (a)	83,675	5,635
Priceline.com, Inc. (a)	9,675	8,472
Starbucks Corp.	95,250	6,786
Tractor Supply Co.	45,325	5,490
		42,085
Energy (3.0%):
Cameron International Corp. (a)	87,150	5,168
		5,168
Financials (8.3%):
Affiliated Managers Group, Inc. (a)	39,300	7,088
CME Group, Inc.	37,775	2,795
The Charles Schwab Corp.	203,900	4,504
		14,387
Health Care (18.2%):
Alexion Pharmaceuticals, Inc. (a)	39,325	4,571
Biogen Idec, Inc. (a)	22,500	4,908
Catamaran Corp. (a)	108,400	5,724
Celgene Corp. (a)	40,450	5,940
Cerner Corp. (a)	94,700	4,640
Gilead Sciences, Inc. (a)	96,525	5,931
		31,714
Industrials (10.5%):
Cummins, Inc.	44,225	5,360
Fastenal Co.	90,175	4,419
Hertz Global Holdings, Inc. (a)	131,775	3,375
J.B. Hunt Transport Services, Inc.	69,650	5,219
		18,373
Internet Software & Services (8.2%):
eBay, Inc. (a)	66,500	3,437
Google, Inc., Class A (a)	8,275	7,345
LinkedIn Corp., Class A (a)	16,850	3,434
		14,216
IT Services (6.3%):
Alliance Data Systems Corp. (a)	19,225	3,802
Visa, Inc., Class A	40,375	7,147
		10,949
Materials (5.5%):
Ecolab, Inc.	28,000	2,580
Monsanto Co.	70,400	6,954
		9,534

Security Description	Shares	Value

Software (4.2%):
Citrix Systems, Inc. (a)	88,800	$6,396
Splunk, Inc. (a)	17,525	876
		7,272
Total Common Stocks (Cost $119,300)		168,617

Investment Companies (3.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	5,932,000	5,932
Total Investment Companies (Cost $5,932)		5,932

Total Investments (Cost $125,232) — 100.3%		174,549
Liabilities in excess of other assets — (0.3)%		(563)
NET ASSETS - 100.00%		$173,986

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/13.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (68.0%)

Consumer Discretionary (9.4%):
Comcast Corp., Class A	4,430	$200
DIRECTV (a)	4,100	260
General Motors Co. (a)	13,720	492
News Corp. (a)	4,800	76
PetSmart, Inc.	4,200	308
Priceline.com, Inc. (a)	186	163
PVH Corp.	1,600	211
Starbucks Corp.	2,200	157
Viacom, Inc., Class B	2,040	148
		2,015
Consumer Staples (3.9%):
Anheuser-Busch InBev NV, Sponsored ADR	3,150	301
The Procter & Gamble Co.	6,740	541
		842
Energy (5.9%):
Anadarko Petroleum Corp.	3,108	275
BP PLC, ADR	8,500	352
Chesapeake Energy Corp.	14,200	331
Occidental Petroleum Corp.	3,630	323
		1,281
Financials (11.9%):
Bank of New York Mellon Corp.	11,400	359
Capital One Financial Corp.	6,500	449
Citigroup, Inc.	8,100	422
JPMorgan Chase & Co.	6,580	367
MetLife, Inc.	6,610	320
PNC Financial Services Group, Inc.	3,400	259
Wells Fargo & Co.	8,500	369
		2,545
Health Care (9.6%):
Baxter International, Inc.	4,320	316
Express Scripts Holding Co. (a)	2,470	162
Johnson & Johnson	3,820	357
Merck & Co., Inc.	9,300	449
Pfizer, Inc.	14,420	421
Roche Holdings Ltd., ADR	5,500	338
		2,043
Industrials (11.4%):
Boeing Co.	2,410	253
Danaher Corp.	3,590	242
Eaton Corp. PLC	3,000	207
General Dynamics Corp.	4,630	395
Koninklijke Philips NVR, NYS	13,600	432
Siemens AG, ADR	3,100	342
TE Connectivity Ltd.	5,500	281
United Parcel Service, Inc., Class B	3,420	297
		2,449
Information Technology (12.1%):
Agilent Technologies, Inc.	5,750	257
Altera Corp.	6,200	220
Apple, Inc.	1,320	597

Security Description	Shares or Principal Amount		Value

Applied Materials, Inc.	22,600		$369
Broadcom Corp., Class A	8,500		234
Citrix Systems, Inc. (a)	4,600		331
EMC Corp.	16,700		437
Google, Inc., Class A (a)	205		182
			2,627
Materials (3.8%):
Air Products & Chemicals, Inc.	5,200		565
The Dow Chemical Co.	7,450		261
			826
Total Common Stocks (Cost $12,591)			14,628

Government National Mortgage Association (5.7%)

Pass-throughs (5.7%):
Government National Mortgage Assoc.
7.50%, 2/20/30	143		170
6.50%, 9/15/32 - 12/15/38 (b)	858		999
8.00%, 9/15/32	43		53
			1,222
Total Government National Mortgage Association (Cost $1,251)			1,222

U.S. Government Agency Securities (0.2%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 - 11/1/34	10		11
7.00%, 7/1/29 - 4/1/32	8		10
8.00%, 6/1/30	—	(c)	—	(c)
5.00%, 6/1/33	14		15
			36
Total U.S. Government Agency Securities (Cost $33)			36

U.S. Government Mortgage Backed Agencies (15.0%)
Federal National Mortgage Assoc.
8.50%, 11/1/17	—	(c)	—	(c)
7.00%, 12/1/27	1		1
8.00%, 11/1/28	6		7
6.50%, 3/1/29 - 7/1/32	13		14
6.00%, 10/1/29 - 1/1/37	40		44
7.50%, 11/1/29	4		4
5.50%, 2/1/33 - 7/1/37	74		83
5.00%, 11/1/33 - 2/1/36	67		73
4.50%, 1/1/35	26		27
3.50%, 5/1/42	24		24
			277
Government National Mortgage Assoc.
6.50%, 3/20/26 - 11/20/31 (b)	668		777
7.50%, 11/20/29 - 4/20/43 (b)	402		498
8.00%, 1/20/30 - 1/20/31 (d)	511		629
7.00%, 11/15/32	114		141
6.00%, 4/20/33 - 1/20/34	122		140

Security Description	Shares or Principal Amount	Value

5.00%, 9/15/39	$222	$244
4.50%, 8/20/42 (d)	487	518
		2,947
Total U.S. Government Mortgage Backed Agencies (Cost $3,246)		3,224

U.S. Treasury Obligations (10.1%)
U.S. Treasury Bills, 0.05%, 12/19/13 (e)	1,090	1,090
U.S. Treasury Bonds, 9.13%, 5/15/18	786	1,072
Total U.S. Treasury Obligations (Cost $2,188)		2,162

Investment Companies (4.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	860,000	860
Total Investment Companies (Cost $860)		860

Total Investments (Cost $20,169) — 103.0%		22,132
Liabilities in excess of other assets — (3.0)%		(643)
NET ASSETS - 100.00%		$21,489

(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(c)	Rounds to less than $1.
(d)	Security purchased on a when-issued basis.
(e)	Rate represents the effective yield at purchase.
(f)	Rate disclosed is the daily yield on 7/31/13.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Convertible Corporate Bonds (73.5%):

Consumer Discretionary (8.8%)
Ford Motor Co., Convertible Subordinated Notes, 4.25%, 11/15/16	$129	$251
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	304	338
Omnicom Group, Inc., 7/31/32, Callable 7/31/14 @ 100	83	100
Priceline.com, Inc., Convertible Subordinated Notes
1.25%, 3/15/15	215	620
1.00%, 3/15/18	326	390
		1,699
Consumer Staples (2.7%)
Archer Daniels, Convertible Subordinated Notes, 0.88%, 2/15/14	255	260
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	149	246
		506
Financials (13.3%)
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38, Callable 8/15/13 @ 100 (a)	368	527
Ares Capital Corp., Convertible Subordinated Notes, 5.13%, 6/1/16	348	370
Boston Properties LP, Convertible Subordinated Notes, 3.63%, 2/15/14 (b)	274	283
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29, Callable 12/1/14 @ 100 (a)	138	176
Janus Capital Group, Inc., 0.75%, 7/15/18	222	237
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	248	262
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	310	359
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes
4.50%, 8/15/15 (b)	150	265
4.50%, 8/15/15	40	71
		2,550
Health Care (14.9%)
Alza Corp., Convertible Subordinated Notes, 7/28/20 (c)	397	510
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	502	1,358
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 9/3/13 @ 100 (a)	343	362
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42 (b)	482	628
		2,858
Industrials (7.5%)
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	271	398
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 , Callable 8/28/13 @ 83.86 (c)	242	474
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (a)	169	384
Roper Industries, Inc., Convertible Subordinated Notes, 0.00%, 1/15/34 (a)	123	194
		1,450
Information Technology (18.9%)
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	571	931
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	735	912
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	422	491
Micron Technology, Inc., 3.13%, 5/1/32, Callable 5/4/21 @ 100	117	175
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	239	369
Nuance Communications, Inc., Convertible Subordinated Notes, 2.75%, 11/1/31, Callable 11/6/17 @ 100 (d)	161	164
Xilinx, Inc., Convertible Subordinated Notes
2.63%, 6/15/17	211	343

Security Description	Shares or Principal Amount	Value

3.13%, 3/15/37	$153	$246
		3,631
Materials (6.0%)
Alcoa, Inc., 5.25%, 3/15/14	100	127
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	187	238
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	223	231
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	395	436
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (b)	110	114
		1,146
Utilities (1.4%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 9/3/13 @ 100 (e)	154	268
		268
Total Convertible Corporate Bonds (Cost $12,036)		14,108

Convertible Preferred Stocks (23.9%)

Energy (2.7%):
Apache Corp., 6.00%	5,990	274
NextEra Energy, Inc., 5.89%	4,280	249
		523
Financials (14.5%):
Bank of America Corp. 7.25%	316	355
Health Care REIT, Inc., 6.50%	3,660	220
MetLife, Inc., 5.00%	16,596	946
New York Community Capital Trust V, 6.00%	8,208	388
Wells Fargo & Co., 7.50%	740	861
		2,770
Industrials (4.3%):
Stanley Black & Decker I, Inc., 4.75%	2,466	334
United Technologies Corp., 7.50%	7,699	493
		827
Utilities (2.4%):
Dominion Resources, Inc., 6.00%	4,433	230
Dominion Resources, Inc., 6.13%	4,438	230
		460
Total Convertible Preferred Stocks (Cost $4,253)		4,580

Investment Companies (2.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	424,000	424
Total Investment Companies (Cost $424)		424

Total Investments (Cost $16,713) — 99.6%		19,112
Other assets in excess of liabilities — 0.4%		73
NET ASSETS - 100.00%		$19,185

(a)	Continuously callable with 30 days notice.

(b)

Rate 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Continuously callable with 15 days notice.
(d)	Continuously callable with 25 days notice.
(e)	Continuously callable with 20 days notice.
(f)	Rate disclosed is the daily yield on 7/31/13.

LLC—Limited Liability Co.

LP—Limited Partnership

REIT—Real Estate Investment Trust

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Government National Mortgage Association (94.9%)

Multi-family (9.5%):

Collateralized Mortgage Obligations (8.1%):
Government National Mortgage Assoc.
Series 2003-109, Class D, 5.19% (a), 1/16/34	$2,260	$2,350
Series 2006-42, Class B, 5.17% (a), 8/16/46	4,296	4,560
Series 2006-6, Class C, 5.01% (a), 2/16/44	494	507
Series 2006-66, Class B, 5.00% (a), 9/16/41	4,483	4,699
Series 2007-46, Class D, 5.34% (a), 5/16/46	7,205	7,689
Series 2008-59, Class C, 5.77% (a), 6/16/32	1,087	1,131
Series 2010-122, Class AC, 7.00%, 2/16/40	7,826	9,097
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	11,044
Series 2010-136, Class BH, 7.00%, 11/16/40	6,558	7,379
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	11,320
Series 2010-148, Class AC, 7.00% (a), 12/16/50	7,582	8,473
Series 2010-155, Class BH, 7.00%, 6/16/39	8,154	9,072
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	11,083
Series 2012-33, Class AB, 7.00%, 3/16/46	9,770	11,458
Series 2012-67, Class AF, 7.00%, 4/15/44	8,600	9,871
		109,733
Pass-throughs (1.4%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	434	497
7.50%, 8/15/21	184	205
6.00%, 1/15/22	246	267
7.92%, 7/15/23	537	573
8.00%, 7/15/24 - 10/15/35	1,613	1,715
8.60%, 5/15/27	468	470
7.88%, 7/15/27	403	429
7.15%, 10/20/27	293	342
7.75%, 6/15/30 - 9/15/33	807	841
8.25%, 9/15/30	243	261
6.45%, 1/20/33	7,424	8,918
7.09%, 7/15/33	4,715	4,755
		19,273
Single Family (85.4%):

Collateralized Mortgage Obligations (6.3%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	680	788
Series 1996-10, Class PD, 7.50%, 6/20/26	235	273
Series 1996-20, Class J, 7.50%, 9/20/26	172	202
Series 1997-18, Class J, 7.00%, 11/20/27	152	176
Series 1997-8, Class PN, 7.50%, 5/16/27	94	110
Series 1998-14, Class PH, 6.50%, 6/20/28	359	411
Series 1998-19, Class ZA, 6.50%, 4/20/28	295	345
Series 1998-23, Class ZB, 6.50%, 6/20/28	182	206
Series 1999-4, Class ZB, 6.00%, 2/20/29	467	528
Series 1999-40, Class ZW, 7.50%, 11/20/29	308	361
Series 1999-41, Class Z, 8.00%, 11/16/29	299	356
Series 2000-9, Class Z, 8.00%, 6/20/30	146	176
Series 2001-10, Class PE, 6.50%, 3/16/31	642	727
Series 2001-15, Class ZH, 6.00%, 4/20/31	753	851
Series 2001-21, Class PE, 6.50%, 5/16/31	540	620
Series 2001-33, Class PB, 6.50%, 7/20/31	137	156
Series 2001-41, Class PC, 6.50%, 8/20/31	605	627
Series 2002-22, Class GF, 6.50%, 3/20/32	108	124
Series 2002-33, Class ZJ, 6.50%, 5/20/32	307	353
Series 2002-40, Class UK, 6.50%, 6/20/32	472	543

Security Description	Principal Amount	Value

Series 2002-41, Class ZJ, 6.00%, 6/20/32	$6,736	$7,623
Series 2002-45, Class QE, 6.50%, 6/20/32	5,249	5,943
Series 2002-47, Class ZA, 6.50%, 7/20/32	589	678
Series 2002-65, Class ZB, 6.00%, 9/20/32	6,706	7,586
Series 2005-72, Class H, 11.50%, 11/16/17	44	48
Series 2005-74, Class HB, 7.50%, 9/16/35	261	304
Series 2012-106, Class JM, 7.29% (a), 10/20/34	2,561	3,081
Series 2012-30, Class WB, 7.23% (a), 11/20/39	13,391	15,946
Series 2013-44, Class TL, 4.98% (a), 2/16/40	12,315	13,652
Series 2013-51, Class BL, 6.09% (a), 4/20/34	8,098	9,605
Series 2013-64, Class KY, 6.94% (a), 12/20/38	5,593	6,754
Series 2013-70, Class KP, 7.22% (a), 2/20/39	5,059	6,016
		85,169
Pass-throughs (79.1%):
Government National Mortgage Assoc.
10.50%, 9/15/15 - 12/15/21	576	599
7.00%, 4/15/16 - 12/20/38	190,497	226,012
11.50%, 4/15/16 - 9/15/20	75	78
9.00%, 7/20/16 - 6/15/30	2,422	2,646
8.75%, 3/20/17	12	13
9.50%, 7/15/17 - 7/15/25	2,210	2,425
8.00%, 7/20/17 - 4/15/38	80,711	99,256
5.50%, 2/15/18 - 1/15/39	4,910	5,487
5.00%, 7/15/18 - 5/15/39	14,314	15,994
11.00%, 12/15/18	38	40
7.49%, 11/15/19 - 9/15/25	4,094	4,645
10.00%, 12/15/19 - 2/15/26	14,115	16,458
8.38%, 10/15/20	555	598
7.75%, 11/15/20 - 1/15/21	2,941	3,335
7.89%, 10/20/22	507	547
7.50%, 12/20/22 - 4/20/43	108,078	132,003
7.13%, 3/15/23 - 7/15/25	5,257	6,257
6.00%, 9/20/23 - 6/15/40	107,990	124,425
8.50%, 7/20/24 - 2/15/32	7,777	9,281
6.50%, 12/15/25 - 3/1/43	347,348	407,168
6.13%, 9/15/27	3,031	3,359
5.90%, 12/15/28	7,308	8,278
6.45%, 11/15/31	7,677	8,728
		1,077,632
Total Government National Mortgage Association (Cost $1,296,055)		1,291,807

U.S. Treasury Obligations (4.7%)
U.S. Treasury Bills, 0.05%, 12/19/13 (b)	12,941	12,938
U.S. Treasury Bonds
8.88%, 8/15/17	3,438	4,507
9.13%, 5/15/18	33,622	45,860
Total U.S. Treasury Obligations (Cost $64,027)		63,305

Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (c)	101,000	101
Total Investment Companies (Cost $101)		101

Total Investments (Cost $1,360,183) — 99.6%		1,355,213
Other assets in excess of liabilities — 0.4%		4,842
NET ASSETS - 100.00%		$1,360,055

(a)	Variable or Floating-Rate Security. Rate disclosed is as of 7/31/13.
(b)	Rate represents the effective yield at purchase.

(c)	Rate disclosed is the daily yield on 7/31/13.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (99.0%)
Alabama (1.6%):
Jacksonville State University Revenue, 4.00%, 12/1/15, AGM	$450	$480
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM, EMT	565	624
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM	440	479
		1,583
Alaska (2.7%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
Series A, 4.50%, 4/1/15, AGM	2,000	2,111
Series A, 5.13%, 4/1/19, AGM	500	574
		2,685
Arizona (1.7%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009
Series B, GO, 3.00%, 7/1/20, AGM	250	255
Series B, GO, 4.00%, 7/1/20, AGM	250	272
Maricopa County Unified School District Number 89, Dysart School Improvements Project 2002, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	522
Maricopa County Unified School District Number 95, Queen Creek School Improvements Project 2010, Series B, GO, 3.00%, 7/1/18, AGM	630	644
		1,693
California (4.1%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,051
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,047
Central Union High School District Imperial County, GO, 3.00%, 8/1/18, AGM	645	660
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, AGM (a)	270	281
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	274
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	631
		3,944
Colorado (0.9%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	363
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	540
		903
Connecticut (2.2%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	2,000	2,216

Florida (16.8%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	11,822
Miami-Dade County Water & Sewer Revenue
Series A, 5.00%, 10/1/42 (a)(b)	2,000	2,015
Series B, 5.25%, 10/1/20, AGM	1,050	1,234
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,668
		16,739
Georgia (7.2%):
Atlanta Georgia Airport Revenue, Series G, 5.00%, 1/1/20, Callable 1/1/15 @ 100, AGM	2,500	2,634

Security Description	Principal Amount	Value

Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/1/16, Callable 11/1/14 @ 100, AGM (c)	$1,500	$1,584
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	2,948
		7,166
Illinois (1.6%):
Chicago Illinois, Series A, GO, 5.00%, 1/1/25, AGM (a)	1,000	1,011
Kane County Community Unit School District Number 101 Batavia, School Building, GO, 5.50%, 1/1/19, AGM (a)	500	548
		1,559
Indiana (7.0%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, AGM/State Aid Withholding (a)	1,000	1,082
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	277
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,102
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	1,500	1,571
MSD Warren Township Vision 2005 School Building Corp. Revenue, First Mortgage, 5.00%, 7/10/20, Callable 1/10/15 @ 100, NATL-RE/FGIC/State Aid Withholding	2,000	2,133
Perry Township Multi-School Building Corp. Revenue, First Mortgage
3.00%, 1/10/19, State Aid Withholding	500	519
4.00%, 7/10/19, State Aid Withholding	250	273
		6,957
Kansas (0.6%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18	500	565

Massachusetts (0.3%):
Massachusetts State School Building Authority Sales Tax Revenue, Series A, 5.00%, 8/15/22, Callable 8/15/15 @ 100, AGM	250	273

Michigan (1.8%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Q-SBLF (a)	200	206
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,291
Grand Rapids Michigan Sanitation Sewer System Revenue, 4.00%, 1/1/42 (a)	350	307
		1,804
Minnesota (1.9%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	611
Minnesota Revenue, 4.00%, 6/1/16, AGM	325	354
Prior Lake Independent School District Number 719, School Building, Series B, GO, 5.00%, 2/1/20, AGM/Student Credit Program (a)	800	850
		1,815
Missouri (1.5%):
Cass County Missouri Reorganized School District Number R-2 Raymore Peculiar, GO, 5.00%, 3/1/19, State Aid Withholding (a)	1,400	1,541

Nevada (1.8%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,838

New Jersey (1.4%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,395

Security Description	Principal Amount	Value

New York (3.7%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	$900	$971
State Dormitory Authority Revenues, Personal Income Tax
Series B, 3.25%, 2/15/17	1,335	1,433
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,336
		3,740
North Carolina (1.2%):
Wake County North Carolina, Series C, GO, 5.00%, 3/1/21	1,000	1,194

Ohio (5.8%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19 (c)	2,800	3,012
Miami University, 3.25%, 9/1/34 (a)	250	193
Olentangy Local School District, GO, 4.50%, 12/1/37 (a)(b)	500	484
University of Toledo Revenue, Series C, 5.00%, 6/1/21 (c)	1,880	2,125
		5,814
Pennsylvania (7.3%):
Easton Area School District, GO, 5.20%, 4/1/28, AGM/State Aid Withholding	500	538
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	526
Laurel Highlands School District, GO, 4.50%, 2/1/35, AGM/State Aid Withholding (a)(b)	1,200	1,155
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,067
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	107
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,064
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,757
		7,214
Texas (22.7%):
Cypress-Fairbanks Independent School District
GO, 5.00%, 2/15/18, PSF-GTD	2,500	2,906
GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,253
Denver City Independent School District, GO, 2.00%, 2/15/16, Callable 8/15/13 @ 100, PSF-GTD	580	581
El Paso Independent School District, GO, 5.00%, 8/15/19, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,093
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	966
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,705
Garland Independent School District
GO, 5.00%, 2/15/24, Callable 2/15/24 @ 100, PSF-GTD (a)	60	64
GO, 5.00%, 2/15/24, PSF-GTD (a)	40	43
Series A, GO, 3.00%, 2/15/20, PSF-GTD (a)	550	551
Garland Texas Independent School District, Series A, GO, 3.00%, 2/15/22, PSF-GTD (a)	725	725
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,421
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,509
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,501
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	820
Judson Independent School District, School Building, GO, 5.00%, 2/1/39, PSF-GTD (a)(b)	1,000	1,035
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	751
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,608

Security Description	Shares or Principal Amount	Value

Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	$1,000	$1,072
		22,604
Washington (3.2%):
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,238
Washington State
Series A, GO, 5.00%, 7/1/25, AGM (a)	125	136
Series D, GO, 5.00%, 1/1/29, Callable 1/1/15 @ 100, AGM	285	304
Series D, GO, 3.00%, 2/1/30 (a)	325	259
Series E, GO, 5.00%, 1/1/28, Callable 1/1/15 @ 100, NATL-RE	230	245
		3,182
Total Municipal Bonds (Cost $94,218)		98,424

Investment Companies (5.1%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (d)	5,103,000	5,103
Total Investment Companies (Cost $5,103)		5,103

Total Investments (Cost $99,321) — 104.1%		103,527
Liabilities in excess of other assets — (4.1)%		(4,092)
NET ASSETS - 100.00%		$99,435

(a)	Continuously callable with 30 days notice.
(b)	Security purchased on a when-issued basis.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on 7/31/13.

AGM—Assured Guaranty Municipal Corporation

EMT—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (97.1%)
General Obligations (52.5%):
County, City & Special District (19.0%):
Cincinnati, Series A, 3.00%, 12/1/17	$105	$112
Columbus, Series A, 5.00%, 6/1/19	4,000	4,755
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	561
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,257
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	806
Strongsville, 4.00%, 12/1/19	500	561
Summit County
Series R, 5.50%, 12/1/16, FGIC	535	616
Series R, 5.50%, 12/1/17, FGIC	930	1,094
Series R, 5.50%, 12/1/18, FGIC	1,095	1,310
Vandalia, 5.25%, 12/1/21, AMBAC (a)	1,305	1,384
Warren County Special Assessment, 6.55%, 12/1/14	205	212
		12,668
Hospitals, Nursing Homes & Health Care (1.5%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,024

Public Improvements (7.2%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, AGM	185	208
5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	388
6.13%, 12/1/38, Callable 12/1/18 @ 100, AGM	500	531
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,207
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	439
		4,773
Schools & Educational Services (23.7%):
Ashtabula City School District, School Improvement, 3.00%, 12/1/20, Student Credit Program (b)	1,000	1,021
Chillicothe City School District
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,324
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,685
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	896
Columbus City School District, School Facilities Construction & Improvement, 5.00%, 12/1/22, Callable 12/1/16 @ 100, AGM	500	560
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,015
4.75%, 12/1/21, AGM	1,455	1,135
4.95%, 12/1/23, AGM	1,455	1,025
Fairfield City School District, 7.45%, 12/1/14, FGIC	400	421
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	701
Lima City School District, 6.00%, 12/1/22, AMBAC (a)	30	30
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,227
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	359
Ohio Schools, Series C, 5.00%, 9/15/19 (b)	1,500	1,772
Olentangy Local School District, GO, 4.50%, 12/1/37 (a)(c)	500	484
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,080
Sylvania City School District, School Improvement, 4.00%, 12/1/17, AGM	1,040	963
		15,698
Utilities (Sewers, Telephone, Electric) (1.1%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	125	135

Security Description	Principal Amount	Value

Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100, EMT	$500	$605
		740
		34,903
Revenue Bonds (44.6%):
Hospitals, Nursing Homes & Health Care (12.7%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,299
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,640
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,523
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, FGIC (a)	1,335	1,417
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	520
State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, 5.00%, 1/1/32, Callable 1/1/21 @ 100	1,000	1,017
		8,416
Housing (4.8%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,190

Public Facilities (Convention, Sport, Public Buildings) (1.6%):
State Cultural & Sports Capital Facilities Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/15 @ 100, AGM	1,000	1,076

Schools & Educational Services (22.8%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (a)	1,260	1,304
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (a)	1,000	997
Ohio University Athens General Receipts, 5.00%, 12/1/29 (a)	1,055	1,100
State Higher Educational Facility Commission Revenue, Dayton University Project
Series A, 5.00%, 12/1/15	600	655
5.00%, 12/1/26, Callable 12/1/16 @ 100, BHAC-CR/AMBAC	500	529
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	424
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	338
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	646
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,155
University of Toledo, Series C, 5.00%, 6/1/30 (a)	500	509
University of Toledo General Receipts Bonds
Series A, 3.50%, 6/1/16	2,260	2,409
4.00%, 6/1/20	200	216
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	793
Youngstown State University General Receipts
4.00%, 12/15/15, AGM	1,165	1,250
4.00%, 12/15/16, AGM	500	545
4.13%, 12/15/17, AGM	435	479
4.38%, 12/15/18, AGM	685	764
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,075
		15,188
Utilities (Sewers, Telephone, Electric) (1.6%):
Hamilton County, Sewer System Revenue, Series A, 5.00%, 12/1/38 (a)	1,000	1,040

Utilities-Water (1.1%):
Hamilton Wastewater System Revenue
3.00%, 10/1/19, AGM	530	555

Security Description	Shares or Principal Amount	Value

4.50%, 10/1/31, AGM (a)	$200	$195
		750
		29,660
Total Municipal Bonds (Cost $60,905)		64,563

Investment Companies — (2.2%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.02% (d)	1,484,000	1,484
Total Investment Companies (Cost $1,484)		1,484

Total Investments (Cost $62,389) — 99.3%		66,047
Other assets in excess of liabilities — 0.7%		460
NET ASSETS - 100.00%		$66,507

(a)	Continuously callable with 30 days notice.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(c)	Security purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on 7/31/13.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

BHAC-CR—Berkshire Hathaway Assurance Corporation

EMT—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

MBIA—Municipal Bond Insurance Association

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (95.7%)

Australia (4.3%):

Consumer Staples (0.6%)
Woolworths Ltd.	15,074	$451

Financials (1.9%)
Australia & New Zealand Banking Group Ltd.	51,276	1,370

Materials (1.8%)
BHP Billiton Ltd.	40,090	1,253
		3,074
Belgium (2.8%):

Consumer Staples (1.4%)
Anheuser-Busch InBev NV	11,080	1,063

Financials (1.4%)
KBC Groep NV	24,826	992
		2,055
Brazil (0.6%):

Financials (0.6%)
Itau Unibanco Holding SA, ADR	34,048	434

Canada (0.9%):

Financials (0.9%)
National Bank of Canada	8,218	632

Denmark (1.8%):

Health Care (1.8%)
Novo Nordisk A/S, Class B	7,905	1,337

Finland (1.5%):

Financials (0.9%)
Sampo Oyj	15,391	674

Industrials (0.6%)
Kone Oyj, Class B	5,625	417
		1,091
France (7.3%):

Consumer Discretionary (0.8%)
Valeo SA	7,735	612

Energy (2.3%)
Total SA	30,592	1,626

Financials (2.0%)
BNP Paribas SA	22,559	1,468

Industrials (2.2%)
Thales SA	15,413	793
Schneider Electric SA	9,783	777
		1,570
		5,276
Germany (3.6%):

Consumer Discretionary (0.8%)
Daimler AG, Registered Shares	8,434	586

Financials (1.7%)
Allianz SE	7,946	1,238

Security Description	Shares	Fair Value(a)

Information Technology (1.1%)
United Internet AG	22,745	$742
		2,566
Hong Kong (4.7%):

Energy (1.0%)
CNOOC Ltd.	377,000	680

Financials (2.0%)
AIA Group Ltd.	308,400	1,460

Telecommunication Services (1.7%)
China Mobile Ltd.	117,000	1,243
		3,383
Indonesia (1.6%):

Financials (1.6%)
PT Bank Rakyat	1,464,000	1,177

Ireland (Republic of) (2.9%):

Energy (0.7%)
Dragon Oil PLC	52,046	490

Financials (1.3%)
Bank of Ireland (b)	4,189,000	945

Information Technology (0.9%)
Accenture PLC, Class A, ADR	8,766	647
		2,082
Isle of Man (1.7%):

Information Technology (1.7%)
Playtech Ltd.	119,525	1,264

Italy (0.8%):

Consumer Discretionary (0.8%)
Prada SpA	59,300	553

Japan (19.6%):

Consumer Discretionary (5.7%)
Aisin Seiki Co. Ltd.	14,400	570
Bridgestone Corp.	39,200	1,389
Fuji Heavy Industries Ltd.	23,000	567
Suzuki Motor Corp.	30,700	735
Mazda Motor Corp. (b)	74,000	309
Suntory Beverage & Food Ltd. (b)	15,000	529
		4,099
Consumer Staples (3.1%)
Lawson, Inc.	13,977	1,096
Japan Tobacco, Inc.	32,500	1,134
		2,230
Financials (5.3%)
Daito Trust Construction Co. Ltd.	8,000	731
Sumitomo Mitsui Financial Group, Inc.	19,700	900
Mizuho Financial Group, Inc.	489,000	1,027
ORIX Corp.	48,400	716
The Dai-ichi Life Insurance Co. Ltd.	334	455
		3,829
Industrials (4.3%)
Hitachi Ltd.	262,000	1,756
ITOCHU Corp.	45,100	536

Security Description	Shares	Fair Value(a)

Kawasaki Heavy Industries Ltd.	135,000	$493
Toto Ltd.	33,000	337
		3,122
Materials (0.7%)
Nippon Paint Co. Ltd.	38,000	484

Telecommunication Services (0.5%)
Softbank Corp.	6,200	394
		14,158
Netherlands (2.9%):

Financials (0.7%)
ING Groep NV (b)	47,724	487

Industrials (0.6%)
Koninklijke Philips NV	14,624	468

Information Technology (0.4%)
Gemalto NV	2,582	269

Materials (1.2%)
LyondellBasell Industries NV, Class A, ADR	13,067	898
		2,122
Norway (0.6%):

Energy (0.6%)
Fred. Olsen Energy ASA	8,849	427

Republic of Korea (South) (0.5%):

Information Technology (0.5%)
Samsung Electronics Co. Ltd.	302	344

Singapore (1.3%):

Financials (1.3%)
DBS Group Holdings Ltd.	72,572	953

Sweden (8.3%):

Financials (3.4%)
Skandinaviska Enskilda Banken AB, Class - A	50,780	559
Swedbank AB, A Shares	42,932	1,032
Svenska Handelsbanken AB	18,521	839
		2,430
Industrials (2.3%)
SKF AB	28,417	786
Atlas Copco AB, A Shares	35,333	920
		1,706
Information Technology (0.9%)
Hexagon AB, B Shares	20,518	625

Materials (1.7%)
Svenska Cellulosa AB, B Shares	46,665	1,234
		5,995
Switzerland (6.7%):

Consumer Staples (2.2%)
Nestle SA	23,162	1,568

Financials (1.1%)
Partners Group Holding AG	2,873	760

Health Care (0.6%)
Lonza Group AG - Registered	5,877	451

Security Description	Shares or Principal Amount	Fair Value(a)

Materials (2.8%)
Syngenta AG	2,818	$1,117
Givaudan SA - Registered	667	927
		2,044
		4,823
Thailand (2.1%):

Consumer Staples (1.4%)
CP ALL Public Co. Ltd.	901,000	1,007

Financials (0.7%)
Kasikornbank Public Co. Ltd.	91,357	532
		1,539
United Kingdom (18.6%):

Consumer Discretionary (5.5%)
Barratt Developments PLC (b)	186,414	922
British Sky Broadcasting Group PLC	56,904	716
Compass Group PLC	105,975	1,452
William Hill PLC	117,374	867
		3,957
Consumer Staples (1.5%)
Unilever PLC	25,902	1,050

Energy (1.4%)
Royal Dutch Shell PLC	30,439	1,034

Financials (3.6%)
Legal & General Group PLC	283,481	834
Prudential PLC	49,048	868
Lloyds Banking Group PLC (b)	879,958	919
		2,621
Industrials (3.5%)
AMEC PLC	45,426	743
Travis Perkins PLC	26,486	684
Rolls-Royce Holdings PLC	6,764,118	1,082
		2,509
Information Technology (0.8%)
Arm Holdings PLC	43,840	587

Materials (0.8%)
Antofagasta PLC	41,954	565

Telecommunication Services (1.5%)
Vodafone Group PLC	361,017	1,082
		13,405
United States (0.6%):

Health Care (0.6%)
Celgene Corp. (b)	2,810	413
Total Common Stocks (Cost $58,443)		69,103

Cash Equivalents (4.0%)

United States (4.0%):
Citibank Money Market Deposit Account, 0.02% (c)	$2,862	2,862
Total Cash Equivalents (Cost $2,862)		2,862

Total Investments (Cost $61,305) — 99.7%		71,965
Other assets in excess of liabilities — 0.3%		242
NET ASSETS - 100.00%		$72,207

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at July 31, 2013.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/13.

ADR—American Depositary Receipt

PLC—Public Liability Co.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (96.9%)

Australia (1.7%):

Materials (1.7%)
BHP Billiton Ltd.	39,682	$1,240

Belgium (4.2%):

Consumer Staples (2.6%)
Anheuser-Busch InBev NV	19,456	1,868

Financials (1.6%)
KBC Groep NV	29,467	1,177
		3,045
Denmark (2.1%):

Health Care (2.1%)
Novo Nordisk A/S, Class B	8,820	1,491

Finland (1.1%):

Industrials (1.1%)
Kone Oyj, Class B	10,343	767

France (7.7%):

Consumer Discretionary (1.1%)
Valeo SA	10,252	812

Energy (2.1%)
Total SA	28,596	1,520

Financials (2.3%)
BNP Paribas SA	26,125	1,700

Industrials (2.2%)
Schneider Electric SA	20,007	1,589
		5,621
Germany (3.9%):

Financials (2.3%)
Allianz SE	10,536	1,641

Information Technology (1.6%)
United Internet AG	36,580	1,194
		2,835
Hong Kong (5.4%):

Energy (1.2%)
CNOOC Ltd.	481,667	869

Financials (2.4%)
AIA Group Ltd.	369,800	1,751

Telecommunication Services (1.8%)
China Mobile Ltd.	125,000	1,328
		3,948
Indonesia (2.1%):

Financials (2.1%)
PT Bank Rakyat	1,873,500	1,506

Ireland (Republic of) (3.4%):

Financials (2.0%)
Bank of Ireland (b)	6,440,111	1,453

Security Description	Shares	Fair Value(a)

Information Technology (1.4%)
Accenture PLC, Class A, ADR	13,323	$983
		2,436
Isle of Man (2.2%):

Information Technology (2.2%)
Playtech Ltd.	149,034	1,576

Italy (1.5%):

Consumer Discretionary (1.5%)
Prada SpA	118,800	1,108

Japan (18.3%):

Consumer Discretionary (6.0%)
Aisin Seiki Co. Ltd.	31,500	1,248
Bridgestone Corp.	48,800	1,729
Suzuki Motor Corp.	55,300	1,325
		4,302
Consumer Staples (4.3%)
Lawson, Inc.	18,000	1,411
Japan Tobacco, Inc.	49,400	1,724
		3,135
Financials (3.9%)
Sumitomo Mitsui Financial Group, Inc.	32,500	1,485
ORIX Corp.	90,600	1,340
		2,825
Industrials (4.1%)
Hitachi Ltd.	339,000	2,272
Kawasaki Heavy Industries Ltd.	194,000	709
		2,981
		13,243
Netherlands (1.9%):

Materials (1.9%)
LyondellBasell Industries NV, Class A, ADR	20,209	1,389

Singapore (1.9%):

Financials (1.9%)
DBS Group Holdings Ltd.	107,700	1,414

Sweden (8.1%):

Financials (2.0%)
Swedbank AB, A Shares	61,217	1,472

Industrials (2.1%)
Atlas Copco AB, A Shares	57,226	1,489

Information Technology (1.6%)
Hexagon AB, B Shares	37,207	1,133

Materials (2.4%)
Svenska Cellulosa AB, B Shares	67,018	1,772
		5,866
Switzerland (8.8%):

Consumer Staples (3.0%)
Nestle SA	32,129	2,174

Financials (1.6%)
Partners Group Holding AG	4,472	1,183

Security Description	Shares or Principal Amount	Fair Value(a)

Materials (4.2%)
Syngenta AG	4,303	$1,705
Givaudan SA - Registered	960	1,335
		3,040
		6,397
Thailand (1.9%):

Consumer Staples (1.9%)
CP ALL Public Co. Ltd.	1,263,400	1,412

United Kingdom (18.7%):

Consumer Discretionary (6.2%)
Barratt Developments PLC (b)	291,024	1,439
Compass Group PLC	137,062	1,877
William Hill PLC	162,916	1,203
		4,519
Financials (5.8%)
Legal & General Group PLC	502,133	1,478
Prudential PLC	63,182	1,118
Lloyds Banking Group PLC (b)	1,561,567	1,631
		4,227
Industrials (3.8%)
AMEC PLC	80,033	1,308
Rolls-Royce Holdings PLC	8,440,730	1,469
		2,777
Information Technology (1.3%)
Arm Holdings PLC	69,473	931

Telecommunication Services (1.6%)
Vodafone Group PLC	370,440	1,110
		13,564
United States (2.0%):

Health Care (2.0%)
Celgene Corp. (b)	9,829	1,444
Total Common Stocks (Cost $59,552)		70,302

Cash Equivalents (4.2%)

United States (4.2%):
Citibank Money Market Deposit Account, 0.02% (c)	$3,043	3,043
Total Cash Equivalents (Cost $3,043)		3,043

Total Investments (Cost $62,595) — 101.1%		73,345
Liabilities in excess of other assets — (1.1)%		(807)
NET ASSETS - 100.00%		$72,538

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at July 31, 2013.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/13.

ADR—American Depositary Receipt

PLC—Public Liability Co.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	July 31, 2013
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (98.6%)

Australia (1.0%):

Materials (1.0%)
BHP Billiton Ltd.	2,694	$84

Belgium (1.4%):

Consumer Staples (0.8%)
Anheuser-Busch InBev NV	725	70

Financials (0.6%)
KBC Groep NV	1,311	52
		122
Denmark (1.3%):

Health Care (1.3%)
Novo Nordisk A/S, Class B	689	116

Finland (0.5%):

Industrials (0.5%)
Kone Oyj, Class B	600	45

France (2.2%):

Consumer Discretionary (0.6%)
Valeo SA	693	55

Financials (0.7%)
BNP Paribas SA	951	62

Industrials (0.9%)
Schneider Electric SA	925	73
		190
Germany (1.7%):

Financials (0.9%)
Allianz SE	528	82

Information Technology (0.8%)
United Internet AG	1,988	65
		147
Hong Kong (2.6%):

Energy (0.5%)
CNOOC Ltd.	23,000	41

Financials (1.2%)
AIA Group Ltd.	21,400	101

Telecommunication Services (0.9%)
China Mobile Ltd.	7,500	80
		222
Indonesia (0.9%):

Financials (0.9%)
PT Bank Rakyat	99,000	80

Ireland (Republic of) (1.2%):

Energy (0.5%)
Dragon Oil PLC	4,669	44

Security Description	Shares	Fair Value(a)

Financials (0.7%)
Bank of Ireland (b)	278,564	$63
		107
Isle of Man (1.4%):

Information Technology (1.4%)
Playtech Ltd.	11,546	122

Japan (9.6%):

Consumer Discretionary (3.9%)
Aisin Seiki Co. Ltd.	1,400	56
Bridgestone Corp.	4,100	145
Fuji Heavy Industries Ltd.	3,000	74
Suzuki Motor Corp.	2,600	62
		337
Consumer Staples (1.1%)
Japan Tobacco, Inc.	2,700	94

Financials (1.9%)
Sumitomo Mitsui Financial Group, Inc.	1,700	77
ORIX Corp.	5,800	86
		163
Industrials (2.0%)
Hitachi Ltd.	25,000	168

Materials (0.7%)
Nippon Paint Co. Ltd.	5,000	64
		826
Netherlands (1.5%):

Industrials (0.5%)
Koninklijke Philips NV	1,333	43

Materials (1.0%)
LyondellBasell Industries NV, Class A, ADR	1,315	90
		133
Norway (0.7%):

Energy (0.7%)
Fred. Olsen Energy ASA	1,266	61

Singapore (0.8%):

Financials (0.8%)
DBS Group Holdings Ltd.	5,112	67

Sweden (3.5%):

Financials (1.7%)
Swedbank AB, A Shares	2,740	66
Svenska Handelsbanken AB	1,751	79
		145
Industrials (0.6%)
Atlas Copco AB, A Shares	1,892	49

Materials (1.2%)
Svenska Cellulosa AB, B Shares	4,095	109
		303
Switzerland (4.2%):

Consumer Staples (1.1%)
Nestle SA	1,436	97

Security Description	Shares	Fair Value(a)

Financials (0.7%)
Partners Group Holding AG	217	$57

Health Care (0.5%)
Lonza Group AG - Registered	542	42

Materials (1.9%)
Syngenta AG	230	91
Givaudan SA - Registered	53	74
		165
		361
Thailand (0.8%):

Consumer Staples (0.8%)
CP ALL Public Co. Ltd.	64,800	72

United Kingdom (10.1%):

Consumer Discretionary (3.0%)
Barratt Developments PLC (b)	16,365	81
Compass Group PLC	6,918	95
William Hill PLC	10,512	77
		253
Consumer Staples (1.2%)
Unilever PLC	2,543	103

Financials (2.5%)
Legal & General Group PLC	22,887	67
Prudential PLC	4,116	73
Lloyds Banking Group PLC (b)	74,023	77
		217
Industrials (1.9%)
AMEC PLC	4,195	69
Rolls-Royce Holdings PLC	592,659	97
		166
Information Technology (0.5%)
Arm Holdings PLC	3,330	45

Telecommunication Services (1.0%)
Vodafone Group PLC	28,667	86
		870
United States (53.2%):

Consumer Discretionary (12.9%)
Costco Wholesale Corp.	840	98
The Walt Disney Co.	2,009	130
Dunkin’ Brands Group, Inc.	1,729	75
Hanesbrands, Inc.	1,907	121
The Home Depot, Inc.	1,289	102
Macy’s, Inc.	1,529	74
ManpowerGroup, Inc.	905	60
Marriott International, Inc., Class A	1,250	52
PetSmart, Inc.	924	68
Pier One Imports	2,319	54
TJX Cos., Inc.	1,340	70
Target Corp.	1,180	84
Taylor Morrison Home Corp., Class A (b)	1,808	44
Viacom, Inc., Class B	1,193	87
		1,119
Consumer Staples (4.0%)
ConAgra Foods, Inc.	2,612	95
Mead Johnson Nutrition Co.	1,111	81
Wal-Mart Stores, Inc.	1,000	78

Security Description	Shares or Principal Amount	Fair Value(a)

Whole Foods Market, Inc.	1,587	$88
		342
Energy (4.1%)
Chevron Corp.	1,029	130
HollyFrontier Corp.	2,124	97
Valero Energy Corp.	3,442	123
		350
Financials (7.7%)
Berkshire Hathaway, Inc., Class B (b)	1,147	133
Citigroup, Inc.	2,931	153
Discover Financial Services	2,860	141
Fifth Third Bancorp	4,253	82
Huntington Bancshares, Inc.	5,392	46
State Street Corp.	1,561	109
		664
Health Care (6.8%)
Baxter International, Inc.	989	72
Celgene Corp. (b)	612	90
Cerner Corp. (b)	1,390	68
Express Scripts Holding Co. (b)	1,868	123
McKesson Corp.	761	93
Omnicare, Inc.	1,623	86
Universal Health Services	834	58
		590
Industrials (10.2%)
Alaska Air Group, Inc. (b)	1,314	80
General Electric Co.	3,419	83
Hertz Global Holdings, Inc. (b)	3,041	78
IDEX Corp.	1,164	69
Lear Corp.	1,202	83
Rockwell Automation, Inc.	1,058	103
Rockwell Collins, Inc.	962	68
Roper Industries, Inc.	537	68
Trinity Industries	1,488	59
Triumph Group, Inc.	952	75
Union Pacific Corp.	743	118
		884
Information Technology (5.1%)
Adobe Systems, Inc. (b)	1,556	74
Apple, Inc.	254	115
International Business Machines Corp.	662	129
MasterCard, Inc., Class A	130	79
Teradata Corp. (b)	750	44
		441
Materials (2.4%)
Greif, Inc., Class A	1,013	56
Packaging Corp. of America	981	53
Westlake Chemical Corp.	919	95
		204
		4,594
Total Common Stocks (Cost $7,096)		8,522

Cash Equivalents (0.9%)

United States (0.9%):
Citibank Money Market Deposit Account, 0.02% (c)	$75	75
Total Cash Equivalents (Cost $75)		75

Total Investments (Cost $7,171) — 99.5%		8,597

Security Description	Shares	Fair Value(a)

Other assets in excess of liabilities — 0.5%		44
NET ASSETS - 100.00%		$8,641

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at July 31, 2013.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/13.

ADR—American Depositary Receipt

PLC—Public Liability Co.

1. Federal Tax Information:

At July 31, 2013, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	Depreciation
Diversified Stock Fund	$1,403,151	$207,797	$(7,932)	$199,865
Dividend Growth Fund	4,573	756	(55)	701
Established Value Fund	1,436,194	376,761	(10,474)	366,287
Special Value Fund	217,691	27,393	(2,404)	24,989
Small Company Opportunity Fund	1,417,192	363,728	(8,878)	354,850
Large Cap Growth Fund	126,161	48,614	(226)	48,388
Balanced Fund	20,199	2,098	(165)	1,933
Investment Grade Convertible Fund	17,107	2,410	(405)	2,005
Fund for Income	1,369,874	13,199	(27,860)	(14,661)
National Municipal Bond Fund	99,321	4,580	(374)	4,206
Ohio Municipal Bond Fund	62,387	3,804	(144)	3,660
International Fund	61,660	10,959	(654)	10,305
International Select Fund	62,739	11,188	(582)	10,606
Global Equity Fund	7,174	1,468	(45)	1,423

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of 14 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•  Level 1 —  quoted prices in active markets for identical securities

•  Level 2 —  other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•  Level 3 —  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated.  The Global Equity Fund, International Fund and International Select Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities.  These valuations are considered Level 2 in the fair value hierarchy.

For the period ended  July 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Investments in Securities		Investments in Securities
Diversified Stock Fund
Common Stocks	$1,575,780	$—		$1,575,780
Investment Companies	—	27,236		27,236
Total	$1,575,780	$27,236		$1,603,016

Dividend Growth Fund
Common Stocks	$5,149	$—		$5,149
Investment Companies	—	125		125
Total	$5,149	$125		$5,274

Established Value Fund
Common Stocks	1,654,310	—		1,654,310
Exchange-Traded Funds	26,348	—		26,348
Investment Companies	—	121,823		121,823
Total	$1,680,658	$121,823		$1,802,481

Special Value Fund
Common Stocks	235,757	—		235,757
Exchange-Traded Funds	1,992	—		1,992
Investment Companies	—	4,931		4,931
Total	$237,749	$4,931		$242,680

Small Company Opportunity Fund
Common Stocks	1,661,579	—		1,661,579
Exchange-Traded Funds	17,022	—		17,022
Investment Companies	—	93,441		93,441
Total	$1,678,601	$93,441		$1,772,042

Large Cap Growth Fund
Common Stocks	168,617	—		168,617
Investment Companies	—	5,932		5,932
Total	$168,617	$5,932		$174,549

Balanced Fund
Common Stocks	14,628	—		14,628
Government National Mortgage Association	—	1,222		1,222
U.S. Government Agency Securities	—	36		36
U.S. Government Mortgage Backed Agencies	—	3,224		3,224
U.S. Treasury Obligations	—	2,162		2,162
Investment Companies	—	860		860
Total	$14,628	$7,504		$22,132

Investment Grade Convertible Fund
Convertible Corporate Bonds	—	14,108		14,108
Convertible Preferred Stocks	3,719	861	(a)	4,580
Investment Companies	—	424		424
Total	$3,719	$15,393		$19,112

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities		Investments in Securities	Investments in Securities

Fund for Income
Government National Mortgage Association	$—		$1,291,807	$1,291,807
U.S. Treasury Obligations	—		63,305	63,305
Investment Companies	—		101	101
Total	$—		$1,355,213	$1,355,213

National Municipal Bond Fund
Municipal Bonds	—		98,424	98,424
Investment Companies	—		5,103	5,103
Total	$—		$103,527	$103,527

Ohio Municipal Bond Fund
Municipal Bonds	—		64,563	64,563
Investment Companies	—		1,484	1,484
Total	$—		$66,047	$66,047

International Fund
Common Stocks	3,024	(b)	66,079	69,103
Cash Equivalents	—		2,862	2,862
Total	$3,024		$68,941	$71,965

International Select Fund
Common Stocks	3,816	(c)	66,486	70,302
Cash Equivalents	—		3,043	3,043
Total	$3,816		$69,529	$73,345

Global Equity Fund
Common Stocks	4,684	(d)	3,838	8,522
Cash Equivalents	—		75	75
Total	$4,684		$3,913	$8,597

(a) Consists of holdings: Wells Fargo & Co. listed under Financials.

(b) Consists of holdings: Accenture PLC, Class A, ADR listed under Ireland; LyondellBasell Industries NV, Class A, ADR listed under Netherlands; all securities listed under Brazil, Canada, and United States.

(c) Consists of holdings: Accenture PLC, Class A, ADR listed under Ireland; all securities listed under Netherlands and United States.

(d) Consists of holdings: LyondellBasell Industries NV, Class A, ADR listed under Netherlands; all securities listed under United States.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Foreign Currency Contracts:

Certain of the Funds may be subject to foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies.

The Global Equity Fund, International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Global Equity Fund, International Fund and International Select Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of July 31, 2013, the Funds had no open forward foreign currency contracts.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2013, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Global Equity Fund, International Fund and International Select Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2.   Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date:	September 24, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	September 24, 2013